Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock and Additional Paid In Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 877,299	$ 69	$ (75,020)	$ 802,348
Beginning balance, shares at Dec. 31, 2022	94,012,752
Share-based compensation expense	$ 3,693			3,693
Vesting of restricted share units	$ (197)			(197)
Vesting of restricted share units, shares	891,395
Other
Other, shares
Net income			(4,412)	(4,412)
Ending balance, value at Jun. 30, 2023	$ 880,795	69	(79,432)	801,432
Ending balance, shares at Jun. 30, 2023	94,904,147
Beginning balance, value at Mar. 31, 2023	$ 879,244	69	(81,377)	797,936
Beginning balance, shares at Mar. 31, 2023	94,861,997
Share-based compensation expense	$ 1,748			1,748
Vesting of restricted share units	$ (197)			(197)
Vesting of restricted share units, shares	42,150
Other
Other, shares
Net income			1,945	1,945
Ending balance, value at Jun. 30, 2023	$ 880,795	69	(79,432)	801,432
Ending balance, shares at Jun. 30, 2023	94,904,147
Beginning balance, value at Dec. 31, 2023	$ 883,865	69	(62,440)	821,494
Beginning balance, shares at Dec. 31, 2023	94,996,397
Share-based compensation expense	$ 2,026			2,026
Vesting of restricted share units	$ (163)			(163)
Vesting of restricted share units, shares	494,387
Other	$ (824)			(824)
Other, shares	(82,331)
Net income			28,855	28,855
Ending balance, value at Jun. 30, 2024	$ 884,904	69	(33,585)	851,388
Ending balance, shares at Jun. 30, 2024	95,408,453
Beginning balance, value at Mar. 31, 2024	$ 885,051	69	(52,458)	832,662
Beginning balance, shares at Mar. 31, 2024	95,487,677
Share-based compensation expense	$ 677			677
Vesting of restricted share units	$ (824)			(824)
Vesting of restricted share units, shares	3,107
Other
Other, shares	(82,331)
Net income			18,873	18,873
Ending balance, value at Jun. 30, 2024	$ 884,904	$ 69	$ (33,585)	$ 851,388
Ending balance, shares at Jun. 30, 2024	95,408,453